Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Share Capital [Member]	Additional Paid-In Capital [Member]	Accumulated Comprehensive Income/(Loss) [Member]	Non-Controlling Interest [Member]	Total
Beginning balance at Mar. 31, 2015
Beginning balance, shares at Mar. 31, 2015
Issuance of share capital - Additional founder’s shares at $0.0001 per share	$ 10					10
Issuance of share capital - Additional founder’s shares at $0.0001 per share, shares	100,000
Net profit/(loss)
Ending balance at Mar. 31, 2016	$ 10					10
Ending balance, shares at Mar. 31, 2016	100,000
Issuance of share capital - Additional founder’s shares at $0.0001 per share	$ 10,490					10,490
Issuance of share capital - Additional founder’s shares at $0.0001 per share, shares	104,900,000
Issuance of share capital - shares issued in private placement completed on December 2, 2016 at $0.10 per share	$ 85		84,915			85,000
Issuance of share capital - shares issued in private placement completed on December 2, 2016 at $0.10 per share, shares	850,000
Issuance of share capital - shares issued in private placement completed on February 28, 2017 at $0.15 per share	$ 315		472,185			472,500
Issuance of share capital - shares issued in private placement completed on February 28, 2017 at $0.15 per share, shares	3,150,000
Net profit/(loss)				(234,862)		(234,862)
Foreign currency translation adjustment				6,566		6,566
Ending balance at Mar. 31, 2017	$ 568,000	$ 10,900	557,100	(228,296)		339,704
Ending balance, shares at Mar. 31, 2017	109,000,000
Shares issued in private placement completed on September 12,2017 at $0.25 per share	$ 283,750	114	283,636			283,750
Shares issued in private placement completed on September 12,2017 at $0.25 per share, shares	1,135,000
Net profit/(loss)				(199,034)	(1,038)	(200,072)
Foreign currency translation adjustment				(9,388)		(9,388)
Ending balance at Sep. 30, 2017	$ 851,750	$ 11,014	$ 840,736	$ (436,718)	$ (1,038)	$ 413,994
Ending balance, shares at Sep. 30, 2017	110,135,000